Fair Value - Separate Accounts Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	$ 3,884	$ 0
Recurring
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	3,693
Recurring | Cash and Cash Equivalents and Account Receivable
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	191
Recurring | Debt securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	3,286
Recurring | Equity securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	3
Recurring | Common/collective trusts
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	404
Recurring | Level 1
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	782
Recurring | Level 1 | Debt securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	782
Recurring | Level 1 | Equity securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	0
Recurring | Level 1 | Common/collective trusts
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	0
Recurring | Level 2
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	2,907
Recurring | Level 2 | Debt securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	2,500
Recurring | Level 2 | Equity securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	3
Recurring | Level 2 | Common/collective trusts
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	404
Recurring | Level 3
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	4
Recurring | Level 3 | Debt securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	4
Recurring | Level 3 | Equity securities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	0
Recurring | Level 3 | Common/collective trusts
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate accounts assets	$ 0